Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

		December 31, 2024	December 31, 2023
Trade receivables		$3,943	$9,916
VAT receivables(1)		41,808	55,251
Income taxes receivable		5,275	7,574
Other receivables	17(a)	19,009	9,566
		$70,035	$82,307
(1)    VAT receivables at December 31, 2024 includes $19.3 million (2023 – $32.1 million) and $18.8 million (2023 – $27.0 million) of VAT receivables in Brazil and Mexico, respectively, of which $8.6 million (2023 – $13.4 million) of the Brazilian VAT is included in other non-current assets.